SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2013
Revenues Attributable To The Different Service And Product Groups

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Online education services	30,788	40,281	58,573
Books and reference materials	4,743	4,438	5,129
Offline education services	2,907	4,507	4,617
Others	3,126	2,876	3,041

	41,564	52,102	71,360